VEDDER PRICE P.C. 222 NORTH LASSALLE STREET CHICAGO, ILLINOIS 60601 T: + 1 (312) 609 7500 F: + 1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC • LONDON March 1, 2013
MICHAEL J. MURPHY ATTORNEY AT LAW + 1 (312) 609-7738 mmurphy@vedderprice.com

VIA EDGAR Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”)

File Nos. 33-68666 and 811-8004

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated February 28, 2013 and Statement of Additional Information dated February 28, 2013 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 146 (the “Amendment”), which was filed on February 28, 2013, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-13-084032).

Please do not hesitate to contact the undersigned at (312) 609-7738 if you have any questions regarding this certification.

Sincerely, /s/Michael J. Murphy Michael J. Murphy

MJM

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